Note 13 - Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Basic:
Net income	99,984	166,080	215,481
Less: Net income attributable to the noncontrolling interests	4,341	4,320	5,395
Net income attributable to the Company’s shareholders	95,643	161,760	210,086
Weighted average number of ordinary shares outstanding	998,861,526	1,005,842,212	1,151,705,374
Basic net income per ordinary share	0.10	0.16	0.18
Basic net income per ADS	1.92	3.22	3.65

Diluted:
Net income	99,984	166,080	215,481
Less: Net income attributable to the noncontrolling interests	4,341	4,320	5,395
Net income attributable to the Company’s shareholders	95,643	161,760	210,086
Weighted average number of ordinary shares outstanding	998,861,526	1,005,842,212	1,151,705,374
Weighted average number of dilutive potential ordinary shares from share options	1,708,492	6,749,175	51,618,147
Total	1,000,570,018	1,012,591,387	1,203,323,521
Diluted net income per ordinary share	0.10	0.16	0.17
Diluted net income per ADS	1.91	3.19	3.49